SCHEDULE OF SUMMARIZES THE ACTIVITY FOR STOCK OPTIONS GRANTED UNDER THE PLAN (Details) - $ / shares		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance	8,065,166	8,065,166	7,515,166
Weighted average exercise price, balance	$ 1.17	$ 1.17	$ 1.19
Options, granted		10,675,000	550,000
Weighted average exercise price, Granted		$ 1.99	$ 0.91
Total Options Outstanding Exercised		219,000
Weighted average exercise price, Exercised		$ 0.42
Options, balance		18,521,166	8,065,166
Weighted average exercise price, balance		$ 1.65	$ 1.17
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance
Options, balance		18,521,166
Share-Based Payment Arrangement, Option [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance	2,141,526	2,141,526
Weighted average exercise price, balance	$ 1.10	$ 1.10
Options, granted	531,250	985,475
Weighted average exercise price, Granted		$ 0.79
Total Options Outstanding Exercised
Weighted average exercise price, Exercised
Total Options Outstanding Forfeited		(963,366)
Weighted average exercise price, Forfeited		$ 0.84
Options, balance		2,163,635	2,141,526
Weighted average exercise price, balance		$ 1.06	$ 1.10
Weighted average remaining contractual life		5 years 3 months 18 days
Total Options Outstanding Exercisable		1,255,935
Weighted average exercisable, Balance		$ 1.17
Weighted average remaining contractual life, Excersiable		5 years